Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (11,648,147)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	3,360,800	₩ 2,722,600
Financial liabilities	(2,962,671)	(2,203,378)
Financial assets and liabilities	398,129	519,222
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (2,640,447)	₩ (2,575,392)